NATURE OF OPERATIONS AND BASIS OF PRESENTATION	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS AND BASIS OF PRESENTATION

NOTE 1 – NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Greenwave Technology Solutions, Inc. (“Greenwave” or the “Company”) was incorporated in the State of Delaware on April 26, 2013 as a technology platform developer under the name MassRoots, Inc. The Company sold its social media assets in October 2021 and has discontinued all operations related to this business. On September 30, 2021, we closed our acquisition of Empire Services, Inc. (“Empire”), which operates 13 metal recycling facilities in Virginia, North Carolina, and Ohio. The acquisition was effective October 1, 2021 upon the effectiveness of the Certificate of Merger in Virginia.

In December 2022, we began offering hauling services to corporate clients. We haul sand, dirt, asphalt, metal, and other materials in a fleet of approximately 40 trucks which we own, manage, and maintain.

The accompanying condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for financial information and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Our consolidated financial statements include the accounts of Empire Services, Inc., Liverman Metal Recycling, Inc., Empire Staffing, LLC, Scrap App, Inc., and Greenwave Elite Sports Facility, Inc., our wholly owned subsidiaries.

Basis of Presentation

The interim unaudited condensed consolidated financial statements included herein have been prepared by the Company, without audit, pursuant to the rules and regulations of the SEC. In the opinion of the Company’s management, all adjustments (consisting of normal recurring adjustments and reclassifications and non-recurring adjustments) necessary to present fairly the Company’s results of operations for the three and six months ended June 30, 2026 and 2025, its cash flows for the six months ended June 30, 2026 and 2025, and its financial position as of June 30, 2026 have been made. The results of operations for such interim periods are not necessarily indicative of the operating results to be expected for the full year.

Certain information and disclosures normally included in the notes to the annual consolidated financial statements have been condensed or omitted from these interim unaudited condensed consolidated financial statements. Accordingly, these interim unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025 as filed with the SEC on June 15, 2026 (the “Annual Report”). The December 31, 2025 balance sheet is derived from those statements.

NOTE 1 – NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Greenwave Technology Solutions, Inc. (“Greenwave” or the “Company”) was incorporated in the State of Delaware on April 26, 2013 as a technology platform developer under the name MassRoots, Inc. The Company sold its social media assets in October 2021 and has discontinued all operations related to this business. On September 30, 2021, we closed our acquisition of Empire Services, Inc. (“Empire”), which operates 13 metal recycling facilities in Virginia, North Carolina, and Ohio. The acquisition was effective October 1, 2021 upon the effectiveness of the Certificate of Merger in Virginia.

In December 2022, we began offering hauling services to corporate clients. We haul sand, dirt, asphalt, metal, and other materials in a fleet of approximately 75 trucks which we own, manage, and maintain.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for financial information and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Our consolidated financial statements include the accounts of Empire Services, Inc., Liverman Metal Recycling, Inc., Empire Staffing, LLC, Scrap App, Inc., and Greenwave Elite Sports Facility, Inc., our wholly owned subsidiaries.